Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before the income tax provision (benefit)
The components of loss before the income tax provision consist of the following:

	Year Ended December 31,
	2023	2022
United States	$(25,799,330)	$(18,801,570)
Foreign	(11,841,854)	(673,291)
Pre-tax loss and comprehensive loss from operations	$(37,641,184)	$(19,474,861)
The components of the income tax expense consisted of the following:

	Year Ended December 31,
Current income tax expense	2023	2022
Federal	$—	$—
State	3,600	6,741
Foreign	—	—
Total current income tax expense	$3,600	$6,741

Schedule for significant portions of deferred income tax assets
The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred income tax assets are as follows:

	As of December 31,
Current deferred tax assets and (liabilities):	2023	2022
Net operating loss	$40,900,348	$30,648,168
Capital loss carryforwards	17,157,029	8,824,896
Contingent legal accrual	1,320,526	1,306,098
Depreciation	663,197	286,452
Amortization	225,678	216,077
Research and development credits	3,694,501	1,199,256
Capitalized research and development costs	1,835,326	1,000,777
Lease liability	51,086	16,565
State taxes	777	756
Other	663,067	473,429
Gross deferred tax assets	66,511,533	43,972,473
Valuation allowance	(66,461,557)	(43,957,489)
Net deferred tax assets	$49,976	$14,984
Deferred tax liabilities
Right-of-use asset	$(49,976)	$(14,984)
Total deferred tax liabilities	(49,976)	(14,984)
Net deferred tax assets	$—	$—

Schedule of provision for income taxes on earnings subject to income taxes differs from the statutory Federal rate
The provision for income taxes on earnings subject to income taxes differs from the statutory Federal rate at December 31, 2023 and 2022, due to the following:

	As of December 31,
	2023	2022
Expected income tax benefit at federal statutory tax rate	$(7,904,649)	$(4,089,720)
State income taxes, net of federal benefit	(847,810)	(749,744)
Change in fair value of warrants	—	(76,672)
Change in valuation allowance	3,167,507	(892,837)
Uncertain tax positions	1,008,482	884,911
Reduction in deferreds upon divestiture	—	4,974,768
Non-deductible interest	—	35,624
Stock compensation	100,958	69,754
Research and development credits	(315,498)	(281,709)
Rate adjustment	6,042	(3,568)
Foreign rate differential	(1,918,633)	14,934
Divestiture of VDL	2,269,297	—
In process research and development	4,455,195	—
Other	(17,293)	121,000
Provision for income taxes	$3,600	$6,741

Schedule of reconciliation of beginning and ending amounts of unrecognized tax positions
A reconciliation of the beginning and ending amounts of unrecognized tax positions are as follows:

	As of December 31,
	2023	2022
Unrecognized tax positions, beginning of the year	$2,872,020	$1,784,626
Gross increase - current period tax positions	1,243,191	1,087,413
Gross increase - prior period tax positions	2,316,932	—
Gross decrease – prior period tax positions	—	(19)
Unrecognized tax positions, end of year	$6,432,143	$2,872,020